OTHER PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2020
Disclosure of other payables and accrued liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

11. OTHER PAYABLES AND ACCRUED LIABILITIES

	December 31,	June 30,	June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Contract deposit	102	102	14
Social security payable (a)	104	100	14
Payroll payable	433	307	44
Welfare payable	24	14	2
Accrued expenses	1,484	3,511	497
Others	14	23	3
	2,161	4,057	574

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(a)

The social security payable represents amounts payable to the PRC government-managed retirement insurance, medical insurance, etc.